Our people - Staffing Costs (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of staff costs [Line Items]
Wages and salaries		£ 4,781.0	£ 4,946.2	£ 4,828.0
Cash-based incentive plans		110.7	227.6	233.0
Share-based incentive plans		74.4	66.0	78.3
Social security costs		570.9	591.7	579.0
Pension costs		171.7	169.7	160.9
Severance		68.2	42.6	30.0
Other staff costs	[1]	779.6	1,046.8	1,041.4
Staffing costs		£ 6,556.5	£ 7,090.6	£ 6,950.6	[2]

[1]	Freelance and temporary staff costs are included in other staff costs.
[2]	Figures have been restated as described in the accounting policies.